Fair Value Measurements	12 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

12.  Fair Value Measurements

Assets and liabilities of the Company that are carried at fair value are classified in one of the following three categories:

Level 1	Quoted market prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date;

Level 2	Observable market-based inputs or unobservable inputs that are corroborated by market data for the asset or liability at the measurement date;

Level 3	Unobservable inputs that are not corroborated by market data used when there is minimal market activity for the asset or liability at the measurement date.

Fair value measurements of assets and liabilities are assigned a level within the fair value hierarchy based on the lowest level of any input that is significant to the fair value measurement in its entirety.

The Company’s financial instruments consist primarily of cash and cash equivalents, restricted cash and cash equivalents, restricted short-term investments, trade receivables, trade payables, debt and interest rate swaps.

Cash and cash equivalents, Restricted cash and cash equivalents, Trade receivables and Trade payables – These items are recorded in the financial statements at historical cost. The historical cost basis for these amounts is estimated to approximate their respective fair values due to the short maturity of these instruments.

Restricted short-term investments – Restricted short-term investments are held and managed by AICF and are recorded in the financial statements at fair value. The fair value of restricted short-term investments is based on inputs that are observable in the market or can be derived principally from or corroborated by observable market data such as pricing for similar securities, recently executed transactions, cash flow models with yield curves and benchmark securities. Accordingly, restricted short-term investments are categorised as Level 2. Changes in fair value are recorded as other comprehensive income and included as a component in shareholders’ equity.

Debt – Debt is generally recorded in the financial statements at historical cost. The carrying value of debt provided under the Company’s credit facilities approximates fair value since the interest rates charged under these credit facilities are tied directly to market rates and fluctuate as market rates change.

Interest Rate Swaps – The Company may from time to time enter into interest rate swap contracts to protect against upward movements in US$ LIBOR and the associated interest the Company pays on its external credit facilities. Interest rate swaps are recorded in the financial statements at fair value. Changes in fair value are recorded in the statement of operations in Other Income (Expense). At 31 March 2012, the Company had interest rate swap contracts with a total notional principal of US$100.0 million. For all of these interest rate swap contracts, the Company has agreed to pay fixed interest rates while receiving a floating interest rate. The purpose of holding these interest rate swap contracts is to protect against upward movements in US$ LIBOR and the associated interest the Company pays on its external credit facilities.

The fair value of interest rate swap contracts is calculated based on the fixed rate, notional principal, settlement date and present value of the future cash inflows and outflows based on the terms of the agreement and the future floating interest rates as determined by a future interest rate yield curve. The model used to value the interest rate swap contracts is based upon well recognised financial principles, and interest rate yield curves can be validated through readily observable data by external sources. Although readily observable data is used in the valuations, different valuation methodologies could have an effect on the estimated fair value. Accordingly, the interest rate swap contracts are categorised as Level 2.

At 31 March 2012 the weighted average fixed interest rate of these contracts is 2.5% and the weighted average remaining life is 1.4 years. These contracts have a fair value of US$3.1 million, which is included in Accounts Payable. For the year ended 31 March 2012 and 2011, the Company included in Other Income (Expense) an unrealised gain of US$3.0 million and an unrealised loss of US$3.8 million, respectively, on interest rate swap contracts. Included in interest expense is a realised loss on settlements of interest rate swap contracts of US$7.5 million and US$3.9 million for the year ended 31 March 2012 and 2011, respectively.

The following table sets forth by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis at 31 March 2012 according to the valuation techniques the Company used to determine their fair values.

(Millions of US dollars)	Fair Value at 31 March 2012	Fair Value Measurements Using Inputs Considered as
		Level 1	Level 2	Level 3

Assets
Cash and cash equivalents	$265.4	$265.4	$-	$-
Restricted cash and cash equivalents	202.9	202.9	-	-
Restricted short-term investments	6.0	-	6.0	-

Total Assets	$474.3	$468.3	$6.0	$-

Liabilities
Interest rate swap contracts included in Accounts Payable	3.1	-	3.1	-

Total Liabilities	$3.1	$-	$3.1	$-